SIGNIFICANT ACCOUNTING POLICIES - Impact on Adoption of New IFRS Standards, Schedule of Financial Position (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 1,949		$ 1,106	$ 1,050	$ 354
Financial assets	886		361
Accounts and other receivable, net	4,307		3,454
Inventory, net	1,562		1,068
Assets held for sale	63		14
Other assets	1,014		430
Current assets	9,781		6,433
Financial assets	483		423
Accounts and other receivable, net	853		908
Other assets	499		79
Property, plant and equipment	6,947		2,530
Deferred income tax assets	280		174
Intangible assets	5,523		3,094
Equity accounted investments	541		609	166
Goodwill	2,411		1,554
Total assets	27,318		15,804
Liabilities
Accounts payable and other	7,188		4,865
Liabilities associated with assets held for sale	9		0
Current liabilities	9,016		5,690
Accounts payable and other	1,894		773
Non-recourse subsidiary borrowings	9,047		2,440
Deferred income tax liabilities	867		837
Total liabilities	20,824		9,740
Equity
Limited partners	1,548		1,585
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.	1,415		1,453
Interest of others in operating subsidiaries	3,531		3,026
Total equity	6,494	$ 5,789	6,064	$ 4,038	$ 3,084
Total liabilities and equity	$ 27,318		15,804
IFRS 15
Assets
Cash and cash equivalents			1,106
Financial assets			361
Accounts and other receivable, net			3,356
Inventory, net			1,072
Assets held for sale			14
Other assets			370
Current assets			6,279
Financial assets			423
Accounts and other receivable, net			881
Other assets			80
Property, plant and equipment			2,530
Deferred income tax assets			216
Intangible assets			3,094
Equity accounted investments			603
Goodwill			1,554
Total assets			15,660
Liabilities
Accounts payable and other			4,991
Liabilities associated with assets held for sale			0
Non-recourse subsidiary borrowings			825
Current liabilities			5,816
Accounts payable and other			768
Non-recourse subsidiary borrowings			2,440
Deferred income tax liabilities			837
Total liabilities			9,861
Equity
Limited partners			1,453
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.			1,325
Interest of others in operating subsidiaries			3,021
Total equity			5,799
Total liabilities and equity			15,660
Previously stated
Assets
Cash and cash equivalents			1,106
Financial assets			361
Accounts and other receivable, net			3,454
Inventory, net			1,068
Assets held for sale			14
Other assets			430
Current assets			6,433
Financial assets			423
Accounts and other receivable, net			908
Other assets			79
Property, plant and equipment			2,530
Deferred income tax assets			174
Intangible assets			3,094
Equity accounted investments			609
Goodwill			1,554
Total assets			15,804
Liabilities
Accounts payable and other			4,865
Liabilities associated with assets held for sale			0
Non-recourse subsidiary borrowings			825
Current liabilities			5,690
Accounts payable and other			773
Non-recourse subsidiary borrowings			2,440
Deferred income tax liabilities			837
Total liabilities			9,740
Equity
Limited partners			1,585
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.			1,453
Interest of others in operating subsidiaries			3,026
Total equity			6,064
Total liabilities and equity			15,804
Increase (decrease) due to application of IFRS 15
Assets
Cash and cash equivalents			0
Financial assets			0
Accounts and other receivable, net			(98)
Inventory, net			4
Assets held for sale			0
Other assets			(60)
Current assets			(154)
Financial assets			0
Accounts and other receivable, net			(27)
Other assets			1
Property, plant and equipment			0
Deferred income tax assets			42
Intangible assets			0
Equity accounted investments			(6)
Goodwill			0
Total assets			(144)
Liabilities
Accounts payable and other			126
Liabilities associated with assets held for sale			0
Non-recourse subsidiary borrowings			0
Current liabilities			126
Accounts payable and other			(5)
Non-recourse subsidiary borrowings			0
Deferred income tax liabilities			0
Total liabilities			121
Equity
Limited partners			(132)
Non-controlling interests attributable to:
Redemption-Exchange Units, Preferred Shares and Special Limited Partnership Units held by Brookfield Asset Management Inc.			(128)
Interest of others in operating subsidiaries			(5)
Total equity			(265)
Total liabilities and equity			$ (144)